LOANS PAYABLE	12 Months Ended
Mar. 31, 2019
LOANS PAYABLE [Text Block]

NOTE 10 – LOANS PAYABLE

On December 31, 2017, the Company exercised its purchase option with Lessor to purchase all four pieces of equipment leased under a master lease agreement for a total of $160,000 (the “Purchase Payment”). The Purchase Payment bore interest of 12% per annum and was payable in eleven equal monthly installments of $14,934.00 each and one final installment of $4,040.41, with the first installment due on February 1, 2018 and on the remaining eleven installments due on the first of each month thereafter with the final installment due and payable on January 1, 2019. As of March 31, 2019, the equipment has been paid for in-full.